CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Current assets
Cash at banks	$ 145,257	$ 277,836	$ 101,719	$ 194,590
Accounts receivable, net	790,626	353,703	194,138	264,749
Loan receivable, net	679,790
Amounts due from related companies			324,337	188,202
Inventories	29,659	131,474	1,238,316	1,487,683
Deferred offering costs	237,982	163,461
Prepaid expenses and other current assets	142,859	116,963	224,392	301,370
Total current assets	2,026,173	1,043,437	2,082,902	2,436,594
Other assets
Equity investment	562,000	562,000
Right-of-use assets	577,665	523,519	759,314	1,005,649
Property, plant and equipment, net	2,395	4,772	10,659	15,353
Total other assets	1,142,060	1,090,291	769,973	1,021,002
Total assets	3,168,233	2,133,728	2,852,875	3,457,596
Current liabilities
Bank loans	1,561,983	1,358,221	462,029	402,254
Accrued expenses and other current payables	756,830	770,218	234,408	257,854
Amount due to a director	12,703
Lease liabilities, current	151,170	79,475	139,137	101,134
Total current liabilities	2,482,686	2,207,914	835,574	761,242
Non-current liabilities
Bank loan, non-current	325,475		366,653	261,251
Lease liabilities, non-current	578,866	608,068	709,248	934,610
Total non-current liabilities	904,341	608,068	1,075,901	1,195,861
Total liabilities	3,387,027	2,815,982	1,911,475	1,957,103
Contingencies and commitment			0	0
Stockholders' equity
Ordinary shares, 50,000,000 shares authorized at par value of $0.001 each; 17,547,118 and 17,145,000 shares issued and outstanding as of March 31, 2022 and 2021, respectively	17,710	17,680	17,547	17,145
Additional paid-in capital	2,813,431	2,703,081	2,115,207	1,563,472
Accumulated losses	(3,214,881)	(3,517,091)	(1,367,834)	(242,269)
Accumulated other comprehensive income	179,191	97,451	176,480	162,145
Total stockholders' equity	(204,549)	(698,879)	941,400	1,500,493
Non-controlling interest	(14,245)	16,625
Total stockholders’ deficit	(218,794)	(682,254)	941,400	1,500,493
Total liabilities and stockholders' equity	$ 3,168,233	$ 2,133,728	$ 2,852,875	$ 3,457,596